Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company’s cybersecurity risk management program consists of:

i.	An overall strategy to develop, improve and maintain its cybersecurity processes, policies, and governance frameworks that have been integrated into our existing risk management framework
ii	Detailed set of cybersecurity policies and procedures
iii.	Investment in IT security and a cybersecurity team
iv.	Engaging external cybersecurity service providers
v	Robust training plan for all its employees
vi.	Governance - Board and management oversight

The underlying control framework of the Company’s cybersecurity program is based on recognized best practices and standards set by the U.S. National Institute of Standards and Technology, which organizes cybersecurity risks into five categories: identify, protect, detect, respond and recover.

The Company has established policies and procedures for all key aspects of its cybersecurity program including an information security policy, password policy, incident management policy, third party security management policy, business continuity plans, cyber incident response plans and information security management system contingency plans. The Company has not engaged third-party experts to assist with assessing, identifying, and managing our cybersecurity risks.

As part of the Company’s cybersecurity strategy, it continues to expand its investments in IT security, including to identify and protect critical assets, strengthen, monitor and alert its information security management system and engage with cybersecurity experts. The Company holds regular cybersecurity meetings, to assess and manage cybersecurity threats and to provide cybersecurity updates to senior management and the Board of Directors.

The Board of Directors considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures and the steps taken by management to monitor and mitigate cybersecurity risks. The Board of Directors ensures allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.

To-date, the Company is not aware of any material risks from cybersecurity threats, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats or provide assurances that we have not experienced undetected cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Text Block]	An overall strategy to develop, improve and maintain its cybersecurity processes, policies, and governance frameworks that have been integrated into our existing risk management framework
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

The underlying control framework of the Company’s cybersecurity program is based on recognized best practices and standards set by the U.S. National Institute of Standards and Technology, which organizes cybersecurity risks into five categories: identify, protect, detect, respond and recover.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Company has not engaged third-party experts to assist with assessing, identifying, and managing our cybersecurity risks.As part of the Company’s cybersecurity strategy, it continues to expand its investments in IT security, including to identify and protect critical assets, strengthen, monitor and alert its information security management system and engage with cybersecurity experts.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Board of Directors considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures and the steps taken by management to monitor and mitigate cybersecurity risks. The Board of Directors ensures allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To-date, the Company is not aware of any material risks from cybersecurity threats, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false